Expense Example {- Consumer Staples Portfolio} - 02.28 Select Portfolios: Group 2 Consumer Staples Sector Retail PRO-13 - Consumer Staples Portfolio - Consumer Staples Portfolio	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930